Accrued expenses (Tables)	12 Months Ended
Dec. 31, 2018
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Disclosure of Accrued Expenses

Accrued expenses as of December 31, 2018 and 2017 are as follows:

	December 31, 2018	December 31, 2017

Operating expenses (1)	$105,649	$112,844
Vacation and other employee accruals	12,187	36,144
Other accrued expenses (2)	3,058	37,669

Total	$120,894	$186,657

(1)	Corresponds mainly costs for landings, credit card commissions, air navigation, ground services and passenger services.
(2)	Other accrued expenses include transport, freight and haulage, public services and maintenance